Related Parties (Details - Textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Parties
Trade and other payables to related Parties	R$ 71,054
Trade and other receivables from related Parties		R$ 7,269